SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES RECOGNIZED BY THE COMPANY (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Operating Loss Carryforwards [Line Items]
Deferred tax assets and liabilities		$ 66	$ 12	$ (25)
Recognized in statements of income	$ 6	8	54	37
Deferred tax assets and liabilities		74	66	12
Property, Plant and Equipment [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax assets and liabilities		36	(156)	(193)
Recognized in statements of income		33	192	37
Deferred tax assets and liabilities		69	36	(156)
Provisions [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax assets and liabilities		5	5	5
Recognized in statements of income
Deferred tax assets and liabilities		5	5	5
Tax Losses [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax assets and liabilities		25	163	163
Recognized in statements of income		(25)	(138)
Deferred tax assets and liabilities			$ 25	$ 163